                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-07941
                                   --------------------------------------------

                                 Merrimac Master Portfolio
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                200 Clarendon Street, Boston, MA           02116
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Susan C. Mosher, Secretary
                           Merrimac Series
                           Mail Code LEG 13
                           200 Clarendon Street, Boston, MA 02116
               --------------------------------------------------
                           (Name and address of agent for service)

                           with a copy to:

                           Philip H. Newman, Esq.
                           Goodwin Procter LLP
                           Exchange Place
                           Boston, MA  02109
               --------------------------------------------------

Registrant's telephone number, including area code: 888-637-7622
                                                    -------------

Date of fiscal year end:   12/31/2003
                         ----------------------------

Date of reporting period:  06/30/03
                          ----------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

         (Semi-Annual Report for the period 1/1/03 through 6/30/03 is filed herewith)

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 25.8%
American Honda Finance Corporation                         1.18%             08/08/03       $       22,500,000   $     22,471,975
Amstel Funding Corporation                                  1.27             07/22/03               77,100,000         77,042,882
                                                            0.95             12/19/03               35,000,000         34,842,062
Caisse Nationale Des Caisses D' Epangne                     1.61             12/03/03               50,000,000         49,659,860
Clipper Receivables                                         1.22             07/03/03               30,000,000         29,997,967
                                                            1.26             07/07/03               50,000,000         49,989,500
                                                            1.18             08/06/03               10,000,000          9,988,200
                                                            1.24             08/13/03               43,500,000         43,435,572
Danske Corporation                                          1.20             09/04/03               75,000,000         74,837,500
                                                            1.35             09/29/03               25,000,000         24,916,251
Deer Park Refining Limited                                  1.15             07/11/03               85,000,000         85,000,000
                                                            1.37             07/14/03               29,500,000         29,500,000
                                                            1.33             08/04/03               15,000,000         15,000,000
Den Norske Bank ASA                                         1.18             08/11/03               30,000,000         29,959,683
                                                            1.47             08/15/03               25,000,000         24,954,687
                                                            1.20             10/03/03               75,000,000         74,765,000
General Electric Capital Corporation                        1.20             08/12/03               35,000,000         34,951,000
High Peak Funding LLC                                       1.31             07/21/03               35,000,000         34,974,722
                                                            1.28             08/15/03               10,000,000          9,984,125
                                                            1.09             09/12/03               60,000,000         59,867,383
                                                            1.21             09/29/03               25,000,000         24,925,000
HSBC USA, Inc.                                              1.46             08/12/03               50,000,000         49,916,000
Ivory Funding Corporation                                   1.26             07/07/03               50,000,000         49,989,500
                                                            1.25             07/08/03               50,000,000         49,987,847
Nieuw Amsterdam Receivables                                 1.03             07/21/03               87,342,000         87,292,021
Royal Bank of Canada                                        1.31             07/21/03               25,000,000         24,981,945
Societe Generale NY                                         1.18             07/08/03               50,000,000         49,988,528
UBS Finance Delaware                                        1.05             07/03/03                5,000,000          4,999,708
                                                                                                                 ----------------
                                                                                                                    1,158,218,918
                                                                                                                 ----------------
VARIABLE RATE NOTES* - 36.3%
American Express Credit Corporation                         1.35             07/07/03              150,000,000        150,000,000
American Honda Finance Corporation                      1.26 - 1.49          08/08/03               75,000,000         75,022,843
Bayerische Landesbank                                       1.26             07/01/03              125,000,000        125,000,000
Bear Stearns Companies, Inc.                                1.62             07/03/03               60,000,000         60,075,328
Beta Finance, Inc.                                      1.08 - 1.09          07/01/03              125,000,000        124,997,616
Caterpillar Finance Services Corporation                    1.46             08/04/03               26,000,000         26,031,783
                                                            1.43             08/29/03               10,000,000         10,016,356
                                                            1.43             09/01/03               10,000,000         10,017,389
                                                            1.45             09/04/03               21,000,000         21,015,100
Credit Suisse First Boston USA, Inc.                        1.43             08/25/03               10,000,000         10,002,043
Deutsche Bank NY                                            1.65             07/01/04               75,000,000         75,000,000
Goldman Sachs Group, Inc. Promissory Note+                  1.28             07/01/03              101,000,000        101,000,000
                                       +                    1.39             07/10/03               50,000,000         50,000,000
                                       +                    1.09             07/23/03                5,000,000          5,000,000
Heller Financial, Inc.                                      1.76             08/08/03               24,400,000         24,412,567
Household Finance Corporation                               2.12             09/15/03               25,000,000         25,052,041
                                                            1.83             07/23/04                4,000,000          4,025,615
Key Bank N.A.                                               1.41             09/02/03               30,000,000         30,033,815
Links Securities LLC                                        1.10             07/01/03              150,000,000        149,997,842
Merrill Lynch & Co., Inc.                                   1.62             07/29/03               17,460,000         17,489,709
                                                            0.94             09/29/03               50,000,000         50,000,000
Morgan Stanley, Dean Witter & Co.                       1.18 - 1.62          07/01/03              153,000,000        153,009,619
                                                            1.28             07/15/03               10,000,000         10,000,000
National City Bank                                          1.19             07/01/03               50,000,000         50,000,000
                                                            1.03             04/01/04              125,000,000        124,971,824

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES* (CONTINUED)
Sigma Finance Corporation                                  1.08%             03/10/04       $       30,000,000   $     29,998,963
                                                            1.14             05/18/04               45,000,000         44,998,068
Societe Generale NY                                         0.96             07/28/03               70,000,000         69,989,614
                                                                                                                 ----------------
                                                                                                                    1,627,158,135
                                                                                                                 ----------------
CORPORATE DEBT - 12.9%
Associates First Capital Corporation                        1.30             04/20/04               17,310,000         17,929,398
Bank of America Corporation                                 1.40             03/01/04               10,000,000         10,289,896
Bear Stearns Companies, Inc.                                1.57             02/13/04               25,000,000         25,000,000
                                                            1.32             03/02/04               31,965,000         32,974,359
Caterpillar Finance Services Corporation                    1.31             12/10/03               14,085,000         14,475,710
Chase Manhattan Corporation                                 1.02             04/15/04               20,000,000         20,741,942
Citigroup, Inc.                                         1.33 - 1.55          02/06/04              125,000,000        128,139,380
                                                            1.35             03/15/04               10,060,000         10,372,391
General Electric Capital Corporation                        1.47             09/11/03                6,500,000          6,567,067
                                                            1.48             11/03/03                5,000,000          5,090,511
                                                            0.98             04/23/04               35,000,000         36,144,582
Heller Financial, Inc.                                      0.98             03/19/04               17,175,000         17,746,470
Household Finance Corporation                               1.30             11/05/03               50,000,000         50,388,030
JP Morgan & Co., Inc.                                   1.34 - 1.58          02/25/04               45,885,000         47,162,763
Merrill Lynch & Co., Inc.                                   1.03             05/07/04               25,000,000         25,934,717
Morgan Stanley, Dean Witter & Co.                           1.42             01/20/04               15,875,000         16,242,836
SBC Communciations, Inc.                                    1.25             06/05/04               50,000,000         51,366,038
Sigma Finance Corporation                                   1.64             12/03/03               40,000,000         40,000,000
Travelers Group, Inc.                                       1.25             12/15/03               10,200,000         10,459,878
Wells Fargo & Company                                       0.98             07/15/04               12,100,000         12,803,820
                                                                                                                 ----------------
                                                                                                                      579,829,788
                                                                                                                 ----------------
PROMISSORY NOTES - 1.3%
Goldman Sachs Group, Inc.+                                  1.58             11/02/03               15,000,000         15,000,000
                        +                                   1.73             11/17/03               20,000,000         20,000,000
                        +                                   1.59             01/05/04               25,000,000         25,000,000
                                                                                                                 ----------------
                                                                                                                       60,000,000
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 10.7%
Federal Home Loan Bank                                      1.47             08/15/03               20,000,000         20,065,171
                                                            1.36             10/22/03               15,000,000         14,936,908
                                                            1.33             11/14/03               21,000,000         21,390,626
                                                            1.40             01/30/04               50,000,000         50,000,000
                                                            1.35             03/30/04               20,000,000         20,000,000
                                                            1.40             06/04/04               50,000,000         50,000,000
                                                            1.25             07/02/04               50,000,000         50,000,000
Federal Home Loan Mortgage Corporation                      1.32             08/29/03               30,000,000         29,935,592
                                                            1.37             01/09/04               13,993,000         13,892,251
Federal National Mortgage Association                       1.40             07/03/03               50,000,000         50,000,000
                                                            1.41             09/02/03               25,000,000         24,938,313
                                                        1.35 - 1.38          11/14/03               21,470,000         21,360,992
                                                            1.36             12/12/03               39,295,000         39,055,126
                                                            1.45             02/13/04               23,603,000         24,133,852
                                                            1.36             04/28/04               50,000,000         50,000,000
                                                                                                                 ----------------
                                                                                                                      479,708,831
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 1.1%
Wells Fargo Bank                                            1.21             07/08/03               50,000,000         50,000,000
                                                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS - 2.3%
Suntrust Bank                                              1.25%             07/01/03       $      105,000,000   $    105,000,000
                                                                                                                 ----------------
ASSET BACKED SECURITIES - 0.2%
Whole Loan Auto Trust 2002-1 A1                             1.44             12/15/03                6,463,168          6,463,168
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 9.1%
Dreyfus Cash Management Plus Fund                                                                  131,459,077        131,459,077
Federated Prime Obligations Fund                                                                   136,912,639        136,912,639
One Group Institutional Prime Money Market Fund                                                    137,593,896        137,593,896
                                                                                                                 ----------------
                                                                                                                      405,965,612
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                                                                        4,472,344,452

Other assets and liabilities, net - 0.3%                                                                               13,042,521
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  4,485,386,973
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                             MERRIMAC PRIME PORTFOLIO
               SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
----------------------------------------------------------------------------------
                                  YIELD TO                   PAR
                                  MATURITY     MATURITY     VALUE        VALUE
 ----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED
RATE OBLIGATIONS - 34.7%
Federal Home Loan Bank              0.88%      07/23/03  $50,000,000  $ 49,973,111
Federal National Mortgage
  Association                       0.95       07/09/03   19,500,000    19,495,883
                                                                      ------------
                                                                        69,468,994
                                                                      ------------
COMMERCIAL PAPER - 33.2%
ABN AMRO NA Finance                 1.03       08/25/03    5,100,000     5,091,975
Amstel Funding Corporation       0.98 - 1.00   07/15/03    4,274,000     4,272,355
Amsterdam Funding Corporation       1.05       07/18/03    6,000,000     5,997,025
Caisse Nationale Des Caisses
  D'Espangne                        1.06       07/11/03    6,000,000     5,998,233
Ciesco L.P.                         0.88       08/06/03    5,000,000     4,995,600
Clipper Receivables                 1.00       07/21/03    5,000,000     4,997,222
Deer Park Refinery                  1.15       07/11/03    5,000,000     5,000,000
Ivory Funding Corporation           0.99       07/24/03    5,000,000     4,996,838
Kittyhawk Funding Corporation       0.98       07/14/03    4,103,000     4,101,548
Nieuw Amsterdam Receivables         0.98       07/28/03    5,000,000     4,996,325
UBS Finance Delaware                1.05       07/03/03    5,000,000     4,999,708
Wal-Mart Funding Corporation        1.05       08/14/03    6,000,000     5,992,300
Yorktown Capital, Inc.              0.98       08/06/03    5,000,000     4,995,100
                                                                      ------------
                                                                        66,434,229
                                                                      ------------
VARIABLE RATE NOTES* - 8.8%
Citigroup Global Markets            1.34       06/22/04    2,500,000     2,507,670
Household Finance Corporation       1.83       07/23/04    5,000,000     5,032,019
Morgan Stanley, Dean Witter &
  Co.                               1.18       07/01/03    5,000,000     5,016,031
Societe Generale NY                 0.96       07/28/03    5,000,000     4,999,258
                                                                      ------------
                                                                        17,554,978
                                                                      ------------
CORPORATE DEBT - 6.7%
Bank of America Corporation         0.99       06/15/04    1,000,000     1,053,419
Bank One Corporation                0.97       02/17/04    1,000,000     1,029,035
General Electric Capital
  Corporation                       0.98       04/23/04    1,500,000     1,553,089
Heller Financial, Inc.              0.98       03/19/04    3,300,000     3,418,216
Wells Fargo Financial               0.99       04/01/04    5,000,000     5,231,871
                                    0.99       05/03/04    1,100,000     1,140,925
                                                                      ------------
                                                                        13,426,555
                                                                      ------------
                                                           SHARES
                                                         -----------
MUTUAL FUNDS - 3.0%
One Group Institutional Prime
  Money Market Fund                                        6,000,000     6,000,000
                                                                      ------------
                                                             PAR
                                                            VALUE
                                                         -----------
REPURCHASE AGREEMENTS - 13.3%
Goldman Sachs Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$26,500,847, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 4.50% to 6.00% and
maturities ranging from
06/01/13 to 04/01/33, with an
aggregate market value of
$27,030,000.                        1.15       07/01/03  $26,500,000    26,500,000
                                                                      ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                           199,384,756

Other assets and liabilities, net - 0.3%                                   670,564
                                                                      ------------

NET ASSETS - 100.0%                                                   $200,055,320
                                                                      ============
NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                  YIELD TO                   PAR
                                  MATURITY     MATURITY     VALUE        VALUE
----------------------------------------------------------------------------------
TREASURY OBLIGATIONS - 97.8%
U.S. Treasury Bills             1.09 - 1.11%   07/03/03  $45,000,000  $ 44,997,304
                                    0.82       07/17/03   45,000,000    44,983,900
                                    1.16       08/07/03   25,000,000    24,970,836
                                 1.02 - 1.16   08/14/03   20,000,000    19,973,845
                                 0.93 - 1.04   08/21/03   40,000,000    39,945,175
                                 0.84 - 1.16   08/28/03   65,000,000    64,887,867
                                 1.02 - 1.10   09/04/03   50,000,000    49,906,743
                                    1.17       09/11/03   45,000,000    44,896,500
                                                                      ------------
                                                                       334,562,170
                                                                      ------------

                                                           SHARES
                                                         -----------
MUTUAL FUNDS - 2.2%
Dreyfus Treasury Prime Cash
  Fund                                                       151,703       151,703
Nations Treasury Reserves
  Money Market Fund                                        7,527,376     7,527,376
                                                                      ------------
                                                                         7,679,079
                                                                      ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                          342,241,249

Other assets and liabilities, net - (0.0%)                                 (60,656)
                                                                      ------------

NET ASSETS - 100.0%                                                   $342,180,593
                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
---------------------------------------------------------------------------------
                                YIELD TO                  PAR
                                MATURITY  MATURITY       VALUE          VALUE
---------------------------------------------------------------------------------
TREASURY OBLIGATIONS - 8.2%
U.S. Treasury Bills                1.07%  09/04/03   $  25,000,000  $  24,952,604
                                   1.13   09/11/03      25,000,000     24,944,750
                                                                    -------------
                                                                       49,897,354
                                                                    -------------
REPURCHASE AGREEMENTS - 91.8%
Bear Stearns Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$100,003,250, collateralized
by U.S. Government Agency
Obligations with rates ranging
from 0.00% to 7.00% and
maturities ranging from
08/28/03 to 03/15/10, with an
aggregate market value of
$102,655,840.                      1.17   07/01/03     100,000,000    100,000,000

Deutsche Bank Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$80,002,178, collateralized by
U.S. Treasury Obligations with
rates ranging from 0.00% to
8.75% and maturities ranging
from 11/13/03 to 11/15/08,
with an aggregate market value
of $81,600,618.                    0.98   07/01/03      80,000,000     80,000,000

First Union Bank Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$85,002,479, collateralized by
a U.S. Treasury Obligation
with a rate of 6.25% and a
maturity date of 05/15/30,
with an aggregate market value
of $86,700,915.                    1.05   07/01/03      85,000,000     85,000,000

JP Morgan Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$90,601,809, collateralized by
U.S. Treasury Obligations with
rates ranging from 0.00% to
12.75% and maturities ranging
from 11/15/03 to 02/15/15,
with an aggregate market value
of $92,416,286.                    1.08   07/01/03      90,599,091     90,599,091

Merrill Lynch Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$100,003,194, collateralized
by U.S. Treasury Obligations
with rates ranging from 5.25%
to 5.63% and maturities
ranging from 05/15/04 to
05/15/08, with an aggregate
market value of $102,003,549.      1.15   07/01/03     100,000,000    100,000,000

Morgan Stanley Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$100,002,861, collateralized
by U.S. Treasury Obligations
with rates ranging from 0.00%
to 5.50% and maturities
ranging from 08/15/03 to
11/15/28, with an aggregate
market value of $102,001,073.      1.03   07/01/03     100,000,000    100,000,000
                                                                    -------------
                                                                      555,599,091
                                                                    -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                         605,496,445

Other assets and liabilities, net - (0.0%)                                (96,391)
                                                                    -------------

NET ASSETS - 100.0%                                                 $ 605,400,054
                                                                    =============

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                  PAR
                                 MATURITY    MATURITY     VALUE        VALUE

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 62.5%
Federal Home Loan Bank             1.24%     07/25/03  $10,020,000  $ 10,011,764
                                   1.43      03/08/04   20,000,000    20,000,000
                                   1.35      03/30/04    2,500,000     2,500,000
                                   1.38      04/30/04    5,000,000     4,998,763
                                   1.25      07/02/04   15,000,000    15,000,000
Federal Home Loan Mortgage
  Corporation                      2.21      07/15/03   10,000,000    10,013,549
                                   1.32      08/29/03   10,000,000     9,978,531
                                   1.32      09/15/03    4,300,000     4,319,395
                                1.46 - 1.47  09/29/03   16,200,000    16,141,525
                                   1.53      11/26/03    5,000,000     4,968,961
                                   1.22      01/08/04    2,347,000     2,331,933
                                   1.43      01/15/04    5,000,000     5,048,524
Federal National Mortgage
  Association                      1.23      07/01/03   10,000,000    10,000,000
                                1.17 - 1.22  07/30/03   20,000,000    19,980,828
                                   1.09      07/31/03   20,000,000    19,981,833
                                   0.90      08/13/03   35,125,000    35,087,241
                                0.90 - 1.17  09/03/03   25,100,000    25,052,773
                                   1.44      09/19/03   11,858,000    11,820,581
                                   0.88      09/24/03   50,000,000    49,896,113
                                   1.16      10/22/03    7,773,000     7,744,819
                                   0.90      10/28/03   25,000,000    24,925,625
                                1.32 - 1.38  12/12/03   17,051,000    16,946,725
                                   1.42      02/05/04    5,000,000     5,119,033
                                1.18 - 1.28  02/06/04   10,000,000     9,925,597
                                   1.45      02/13/04   10,000,000    10,224,909
                                   1.21      05/14/04   10,000,000    10,380,591
                                                                    ------------
                                                                     362,399,613
                                                                    ------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 26.7%
Federal Farm Credit Bank        0.99 - 1.02  07/01/03   45,000,000    45,000,157
Federal Home Loan Bank             1.16      07/01/03   75,000,000    75,000,000
                                   1.13      08/27/03   25,000,000    24,988,443
                                   0.96      09/15/03    2,385,000     2,384,613
Federal National Mortgage
  Association                      0.89      07/27/03    7,495,000     7,491,290
                                                                    ------------
                                                                     154,864,503
                                                                    ------------

                                                         SHARES
                                                       -----------
MUTUAL FUNDS - 5.6%
Federated Government
  Obligation Money Market Fund                          16,616,956    16,616,956
Goldman Sachs Financial Square
  Government Fund                                       15,482,885    15,482,885
                                                                    ------------
                                                                      32,099,841
                                                                    ------------

                                                           PAR
                                                          VALUE
                                                       -----------
REPURCHASE AGREEMENTS - 5.0%
Deutsche Bank Repurchase
Agreement, dated 06/02/03,
with a maturity value of
$25,026,250, collateralized by
a U.S. Government Agency
Obligation with a rate of
0.00% and a maturity of
06/01/31, with an aggregate
market value of $25,500,000.       1.26      07/02/03  $25,000,000    25,000,000

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                  PAR
                                 MATURITY    MATURITY     VALUE        VALUE

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Goldman Sachs Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$4,000,122, collateralized by
a U.S. Government Agency
Obligation with a rate of
6.00% and a maturity of
04/01/33, with an aggregate
market value of $4,080,000.        1.10%     07/01/03  $ 4,000,000  $  4,000,000
                                                                    ------------
                                                                      29,000,000
                                                                    ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8%                         578,363,957

Other assets and liabilities, net - 0.2%                               1,319,122
                                                                    ------------

NET ASSETS - 100.0%                                                 $579,683,079
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                  PAR
                                MATURITY   MATURITY      VALUE         VALUE

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 62.7%
ALASKA - 1.6%
Valdez Marine Terminal Revenue
  Bond, BP Pipelines, Inc.
  Project                          0.95%   07/01/03   $ 2,200,000  $   2,200,000
Valdez Marine Terminal Revenue
  Bond, Exxon Pipeline Co
  Project                          0.90    07/01/03       800,000        800,000
                                                                   -------------
                                                                       3,000,000
                                                                   -------------
COLORADO - 2.6%
Colorado Housing & Financial
  Authority                        0.95    07/02/03     4,700,000      4,700,000
                                                                   -------------
CONNECTICUT - 1.4%
Connecticut State Health &
  Educational Facilities
  Authority Revenue Bond           0.94    07/01/03       300,000        300,000
Connecticut State Health &
  Educational Facilities
  Authority Revenue Bond, Yale
  University, Series U2, LOC:
  Dexia Credit Local de France     1.00    07/02/03       650,000        650,000
Connecticut State Health &
  Educational Facilities
  Authority Revenue, Yale
  University, Series T-2, LOC:
  Dexia Credit Local de France     0.85    07/03/03     1,000,000      1,000,000
Connecticut State, Series B,
  SPA: Bayerische Landesbank       0.90    07/03/03       600,000        600,000
                                                                   -------------
                                                                       2,550,000
                                                                   -------------
ILLINOIS - 2.2%
Chicago O'Hare International
  Airport, Second Lien, Series
  B, LOC: Societe Generale         0.97    07/02/03     3,560,000      3,560,000
Illinois Health Facilities
  Authority, St. Lukes Medical
  Center Obligation, Series B,
  SPA: First National Bank,
  Insurer: MBIA                    0.97    07/02/03       500,000        500,000
                                                                   -------------
                                                                       4,060,000
                                                                   -------------
INDIANA - 1.1%
Miami County Industrial
  Economic Development Revenue
  Bond, LOC: Wells Fargo Bank
  NA                               1.00    07/03/03     2,000,000      2,000,000
                                                                   -------------
KENTUCKY - 1.1%
Kentucky Economic Development
  Finance Authority, Baptist
  Healthcare Authority, Series
  C, LOC: National City Bank
  Kentucky, Insurer: MBIA          0.95    07/01/03     2,000,000      2,000,000
                                                                   -------------
MARYLAND - 3.0%
Maryland State Health & Higher
  Educational Facilities
  Authority, Pooled Loan
  Program, Series A, LOC: Bank
  One N.A.                         0.95    07/02/03     5,525,000      5,525,000
                                                                   -------------
MASSACHUSETTS - 7.2%
Boston Water & Sewer
  Commission, LOC: State
  Street Bank & Trust Co.          0.90    07/03/03     4,100,000      4,100,000
Massachusetts Health &
  Educational Facilities
  Authority, Capital Asset
  Program, Series C, LOC:
  State Street Bank & Trust
  Co, Insurer: MBIA                0.90    07/01/03     3,025,000      3,025,000
Massachusetts State, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale                     0.95    07/03/03     6,100,000      6,100,000
                                                                   -------------
                                                                      13,225,000
                                                                   -------------
MICHIGAN - 2.1%
City of Detroit Water Utility      0.95    07/02/03     1,000,000      1,000,000
Michigan State Housing
  Development Authority Rental
  Housing Revenue                  0.90    07/03/03     2,900,000      2,900,000
                                                                   -------------
                                                                       3,900,000
                                                                   -------------
MINNESOTA - 0.6%
Hennepin County, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale                     0.85    07/03/03        65,000         65,000

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                  PAR
                                MATURITY   MATURITY      VALUE         VALUE

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
Minneapolis Convention Center,
  SPA: Bayerische Hypo und
  Verinsbank                       1.05%   07/03/03   $    65,000  $      65,000
Minneapolis, Series A, SPA:
  Bayerische Hypo und
  Verinsbank                       1.05    07/03/03       380,000        380,000
North Suburban Hospital
  District of Anoka & Ramsey
  Counties, Health Center,
  LOC: Wells Fargo Bank NA         0.95    07/02/03       600,000        600,000
                                                                   -------------
                                                                       1,110,000
                                                                   -------------
MISSISSIPPI - 3.3%
Jackson County Port Facility
  Revenue Bond, Chevron USA
  Inc Project                      0.95    07/01/03     5,950,000      5,950,000
                                                                   -------------
MISSOURI - 2.7%
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, Series A, SPA:
  JP Morgan Chase Bank             0.95    07/01/03     1,700,000      1,700,000
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, Series B, SPA:
  Morgan Guaranty Trust            0.95    07/01/03     3,200,000      3,200,000
                                                                   -------------
                                                                       4,900,000
                                                                   -------------
NEVADA - 1.2%
Clark County School District,
  Series A, SPA: State Street
  Bank & Trust Co, Insurer:
  FSA                              0.90    07/01/03     2,100,000      2,100,000
                                                                   -------------
NEW MEXICO - 0.7%
Hurley Pollution Control
  Revenue Bond, Updates -
  Kennecott-Santa Fe               0.95    07/01/03     1,200,000      1,200,000
                                                                   -------------
NEW YORK - 9.7%
New York Local Government
  Assistance Corporation, LOC:
  Societe Generale                 0.90    07/02/03     4,900,000      4,900,000
New York Local Government
  Assistance Corporation,
  Series E, LOC: Societe
  Generale                         0.93    07/02/03       900,000        900,000
New York State Housing Finance
  Agency, LOC: Landesbank
  Hessen-Thueringen
  Girozentrale                     0.92    07/02/03     4,900,000      4,900,000
New York State Thruway
  Authority, General Revenue
  Bond, SPA: Financial
  Guaranty Insurance Co.,
  Insurer: FGIC                    0.92    07/01/03       400,000        400,000
New York, LOC: Toronto
  Dominion Bank                    0.90    07/02/03     5,000,000      5,000,000
New York, SPA: Financial
  Guaranty Insurance Co.,
  Insurer: FGIC                    0.95    07/01/03     1,700,000      1,700,000
                                                                   -------------
                                                                      17,800,000
                                                                   -------------
NORTH CAROLINA - 2.7%
North Carolina State, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale                     0.92    07/02/03     5,000,000      5,000,000
                                                                   -------------
OHIO - 6.2%
Cleveland Ohio Airport System
  Revenue Bond                     0.90    07/03/03     5,000,000      5,000,000
Cleveland Ohio Income Tax
  Revenue Bond, SPA: Toronto
  Dominion Bank, Insurer:
  AMBAC                            0.97    07/02/03     4,015,000      4,015,000
Ohio State Air Quality
  Development Authority,
  Cincinnati Gas & Electric,
  Series B, LOC: Barclays Bank
  Plc                              0.92    07/01/03     2,400,000      2,400,000
                                                                   -------------
                                                                      11,415,000
                                                                   -------------
PENNSYLVANIA - 0.5%
Delaware County Industrial
  Development Authority,
  Recovery Facility, Series G      0.87    07/02/03       900,000        900,000
Lehigh County Industrial
  Development Authority,
  Allegheny Electric Co-op,
  Inc., Series A, LOC:
  Rabobank Nederland               0.95    07/02/03        90,000         90,000
                                                                   -------------
                                                                         990,000
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                  PAR
                                MATURITY   MATURITY      VALUE         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
SOUTH DAKOTA - 0.6%
Lower Brule Sioux Tribe, LOC:
  Wells Fargo Bank NA              1.00%   07/03/03   $ 1,100,000  $   1,100,000
                                                                   -------------
TEXAS - 4.7%
Angelina & Neches River
  Authority, LOC: Bank of
  America NA                       0.95    07/01/03     3,700,000      3,700,000
Harris County Health
  Facilities Development
  Authority, Texas Childrens
  Hospital, Series B-1, SPA:
  JP Morgan Chase Bank             0.95    07/01/03     4,950,000      4,950,000
                                                                   -------------
                                                                       8,650,000
                                                                   -------------
UTAH - 1.5%
State of Utah, SPA: Toronto
  Dominion Bank                    1.05    07/02/03     2,650,000      2,650,000
                                                                   -------------
VIRGINIA - 0.7%
Peninsula Ports Authority Coal
  Terminal Revenue Bond,
  Dominion Terminal Project,
  Series D, LOC: U.S. Bank
  Trust NA                         0.95    07/01/03     1,300,000      1,300,000
                                                                   -------------
WASHINGTON - 3.5%
Washington Public Power Supply
  System, Series 1A-1, LOC:
  Bank of America NT & SA          0.92    07/02/03       900,000        900,000
Washington State Public Power
  Supply System                    0.90    07/02/03     2,000,000      2,000,000
Washington State, Series 96 B,
  SPA: Landesbank
  Hessen-Thueringen
  Girozentrale                     0.88    07/02/03     3,500,000      3,500,000
                                                                   -------------
                                                                       6,400,000
                                                                   -------------
WISCONSIN - 0.4%
Wisconsin State Health &
  Education Facilities
  Authority, Aurora Health
  Care, Inc., Series C, LOC:
  Bank One N.A.                    0.99    07/02/03       700,000        700,000
                                                                   -------------
WYOMING - 1.4%
Lincoln County Pollution
  Control Revenue Bond, Exxon
  Project                          0.90    07/01/03       300,000        300,000
Sublette County Pollution
  Revenue Bond, Exxon Project      0.90    07/01/03     2,200,000      2,200,000
                                                                   -------------
                                                                       2,500,000
                                                                   -------------
                                                                     114,725,000
                                                                   -------------
FIXED RATE DEMAND NOTES - 32.5%
ALABAMA - 2.2%
City of Montgomery                 1.00    08/14/03     4,000,000      4,000,000
                                                                   -------------
DISTRICT OF COLUMBIA - 3.0%
District of Columbia
  Multimodal Revenue Bonds,
  LOC:
  Bank One N.A.                    0.90    10/01/03     2,500,000      2,500,000
                                   0.90    10/02/03     3,000,000      3,000,000
                                                                   -------------
                                                                       5,500,000
                                                                   -------------
FLORIDA - 2.5%
Jacksonville Electric
  Authority                        1.05    07/16/03     4,500,000      4,500,000
                                                                   -------------
GEORGIA - 4.7%
Burke County Development
  Authority                        1.00    07/10/03     6,000,000      6,000,000
                                   1.00    08/13/03     2,500,000      2,500,000
                                                                   -------------
                                                                       8,500,000
                                                                   -------------
NEBRASKA - 4.6%
Lincoln Electric System            1.00    08/14/03     4,000,000      4,000,000
Omaha Public Power District        1.00    07/10/03     4,500,000      4,500,000
                                                                   -------------
                                                                       8,500,000
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                  PAR
                                MATURITY   MATURITY      VALUE         VALUE

--------------------------------------------------------------------------------
FIXED RATE DEMAND NOTES (CONTINUED)
PENNSYLVANIA - 2.2%
Pennsylvania Port Authority,
  LOC: U.S. Bank Trust NA          1.05%   07/23/03   $ 4,000,000  $   4,000,000
                                                                   -------------
TEXAS - 3.0%
City of Austin                     1.00    08/14/03     2,000,000      2,000,000
City of San Antonio, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale                     1.00    07/09/03     1,800,000      1,800,000
Texas State                        1.38    08/29/03     1,750,000      1,753,823
                                                                   -------------
                                                                       5,553,823
                                                                   -------------
UTAH - 1.3%
Intermountain Power Agency
  Power Supply Revenue Bond        1.00    08/14/03     2,300,000      2,300,000
                                                                   -------------
WASHINGTON - 3.7%
Port of Seattle, LOC:
  Bayerische Landesbank            1.10    08/13/03     6,825,000      6,825,000
                                                                   -------------
WISCONSIN - 5.3%
Wisconsin State                    1.00    07/10/03     3,000,000      3,000,000
                                   1.05    07/16/03     2,000,000      2,000,000
                                   1.00    08/13/03     3,000,000      3,000,000
                                   1.00    08/14/03     1,710,000      1,710,000
                                                                   -------------
                                                                       9,710,000
                                                                   -------------
                                                                      59,388,823
                                                                   -------------

                                                        SHARES
                                                      -----------
MUTUAL FUNDS - 4.7%
Goldman Sachs Financial Square
  Tax Free Money Market Fund                            5,062,198      5,062,197
SEI Tax-Exempt Trust Money
  Market Fund                                           3,569,151      3,569,151
                                                                   -------------
                                                                       8,631,348
                                                                   -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.9%                         182,745,171

Other assets and liabilities, net - 0.1%                                 248,792
                                                                   -------------

NET ASSETS - 100.0%                                                $ 182,993,963
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

LOC - Letter of Credit

SPA - Standby Purchase Agreement

AMBAC - AMBAC Financial Group, Inc.

FSA - Financial Security Assurance Holdings Ltd.

MBIA - MBIA Insurance Corp.

FGIC - Financial Guaranty Insurance Corporation

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           --------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
    Investments, at value
      (Note 1)             $4,472,344,452  $ 172,884,756   $ 342,241,249   $  49,897,354   $ 549,363,957    $ 182,745,171
    Repurchase agreements             --      26,500,000              --     555,599,091      29,000,000               --
    Cash                           3,812         472,531              --              --         204,272               --
    Interest receivable       13,706,920         205,705          13,745          16,680       1,205,964          297,960
    Prepaid expenses              26,018              --           3,511           3,340           2,093              549
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total assets       4,486,081,202     200,062,992     342,258,505     605,516,465     579,776,286      183,043,680
                           -------------   -------------   -------------   -------------   -------------    -------------
LIABILITIES
    Management fee
      payable (Note 2)           607,315           6,522          47,923          85,027          81,177           26,753
    Accrued expenses              86,914           1,150          29,989          31,384          12,030           22,964
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total liabilities        694,229           7,672          77,912         116,411          93,207           49,717
                           -------------   -------------   -------------   -------------   -------------    -------------
NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS                $4,485,386,973  $ 200,055,320   $ 342,180,593   $ 605,400,054   $ 579,683,079    $ 182,993,963
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                                        MERRIMAC MASTER PORTFOLIO
                                   STATEMENTS OF OPERATIONS (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                               CASH             PRIME            TREASURY      TREASURY PLUS   U.S. GOVERNMENT       MUNICIPAL
                            PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO           PORTFOLIO
                          -------------    ----------------    --------------  --------------  --------------      -------------
                                            FOR THE PERIOD
                                             JUNE 20, 2003
                           SIX MONTHS      (COMMENCEMENT OF     SIX MONTHS        SIX MONTHS     SIX MONTHS            SIX MONTHS
                              ENDED           OPERATIONS)          ENDED            ENDED           ENDED                 ENDED
                          JUNE 30, 2003    TO JUNE 30, 2003    JUNE 30, 2003   JUNE 30, 2003   JUNE 30, 2003          JUNE 30, 2003
                          -------------    ----------------    -------------   -------------   -------------          -------------
INCOME
    Interest and
      dividends            $ 39,431,310     $       38,225      $  2,128,381    $  3,596,515    $  3,774,603          $  1,043,728
                           ------------     --------------      ------------    ------------    ------------          ------------
EXPENSES
    Management fees (Note
      2)                      4,582,103              6,522           305,235         501,068         476,821               162,456
    Audit                        27,472                235            11,857          10,743          10,901                 6,085
    Transaction fees              9,297                 70             2,965           2,685           4,542                 1,825
    Legal                        47,472                 79             3,335           3,021           3,066                 3,195
    Insurance                    39,988                 91             3,855           3,339           2,838                 1,425
    Trustees fees and
      expenses                   24,440                 94             3,951           1,797           1,363                 1,218
    Miscellaneous               108,321                581            15,626          13,788           9,502                 3,402
                           ------------     --------------      ------------    ------------    ------------          ------------
        Total expenses        4,839,093              7,672           346,824         536,441         509,033               179,606
                           ------------     --------------      ------------    ------------    ------------          ------------

NET INVESTMENT INCOME        34,592,217             30,553         1,781,557       3,060,074       3,265,570               864,122
NET REALIZED GAIN (LOSS)
  ON INVESTMENTS                 50,914                 --               203              --          (5,414)                   --
                           ------------     --------------      ------------    ------------    ------------          ------------
NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $ 34,643,131     $       30,553      $  1,781,760    $  3,060,074    $  3,260,156          $    864,122
                           ============     ==============      ============    ============    ============          ============


    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      CASH PORTFOLIO                PRIME PORTFOLIO             TREASURY PORTFOLIO
                           -------------------------------------   -----------------   -------------------------------------
                                                                     JUNE 20, 2003
                                                                     (COMMENCEMENT
                              SIX MONTHS                                  OF              SIX MONTHS
                                 ENDED                                OPERATIONS)            ENDED
                             JUNE 30, 2003        YEAR ENDED       TO JUNE 30, 2003      JUNE 30, 2003        YEAR ENDED
                              (UNAUDITED)      DECEMBER 31, 2002      (UNAUDITED)         (UNAUDITED)      DECEMBER 31, 2002
                           -----------------   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     34,592,217    $    105,908,081    $         30,553    $      1,781,557    $      6,954,275
    Net realized gain on
     investments                     50,914              23,595                  --                 203               9,710
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase in
        net assets from
        operations               34,643,131         105,931,676              30,553           1,781,760           6,963,985
                           ----------------    ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions            18,176,315,758      39,814,205,397         200,025,677         312,535,006       1,404,374,639
    Withdrawals             (19,494,065,383)    (39,143,736,686)               (910)       (334,324,166)     (1,635,644,367)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase
        (decrease) from
        investors'
        transactions         (1,317,749,625)        670,468,711         200,024,767         (21,789,160)       (231,269,728)
                           ----------------    ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE)
  IN NET ASSETS              (1,283,106,494)        776,400,387         200,055,320         (20,007,400)       (224,305,743)
NET ASSETS
    Beginning of period       5,768,493,467       4,992,093,080                  --         362,187,993         586,493,736
                           ----------------    ----------------    ----------------    ----------------    ----------------
    End of period          $  4,485,386,973    $  5,768,493,467    $    200,055,320    $    342,180,593    $    362,187,993
                           ================    ================    ================    ================    ================

    The accompanying notes are an integral part of the financial statements.

                                       MERRIMAC MASTER PORTFOLIO
                                  STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------
                                TREASURY PLUS PORTFOLIO                U.S. GOVERNMENT PORTFOLIO          MUNICIPAL PORTFOLIO
                         -------------------------------------   -------------------------------    --------------------------------
                            SIX MONTHS                              SIX MONTHS                       SIX MONTHS
                               ENDED          YEAR ENDED             ENDED          YEAR ENDED          ENDED          YEAR ENDED
                           JUNE 30, 2003     DECEMBER 31,        JUNE 30, 2003     DECEMBER 31,     JUNE 30, 2003     DECEMBER 31,
                            (UNAUDITED)          2002             (UNAUDITED)          2002          (UNAUDITED)          2002
                         -----------------   -------------      --------------    --------------   ---------------   -------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income $     3,060,074    $    4,513,640      $    3,265,570    $    8,684,442   $      864,122    $   1,660,161
    Net realized gain
      (loss) on
      investments                      --                --              (5,414)           53,243               --               --
                          ---------------    --------------      --------------    --------------   --------------    -------------
        Net increase in
          net assets from
          operations            3,060,074         4,513,640           3,260,156         8,737,685          864,122        1,660,161
                          ---------------    --------------      --------------    --------------   --------------    -------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions           3,366,496,663     1,529,455,198       1,084,850,233     2,236,445,434      196,656,039      131,647,441
    Withdrawals            (3,106,103,717)   (1,427,618,952)       (959,620,528)   (2,274,597,903)    (110,938,868)    (161,622,061)
                          ---------------    --------------      --------------    --------------   --------------    -------------
        Net increase
          (decrease) from
          investors'
          transactions        260,392,946       101,836,246         125,229,705       (38,152,469)      85,717,171      (29,974,620)
                          ---------------    --------------      --------------    --------------   --------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS               263,453,020       106,349,886         128,489,861       (29,414,784)      86,581,293      (28,314,459)
NET ASSETS
    Beginning of period       341,947,034       235,597,148         451,193,218       480,608,002       96,412,670      124,727,129
                          ---------------    --------------      --------------    --------------   --------------    -------------
    End of period         $   605,400,054    $  341,947,034      $  579,683,079    $  451,193,218   $  182,993,963    $  96,412,670
                          ===============    ==============      ==============    ==============   ==============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        ANNUALIZED RATIOS TO AVERAGE
                                                 NET ASSETS
                                       ------------------------------
PERIODS ENDED                                                  NET       NET ASSETS
DECEMBER 31,                                        NET      EXPENSES      END OF
2002, 2001, 2000, 1999,      TOTAL       NET     INVESTMENT   BEFORE       PERIOD
1998 AND JUNE 30, 2003     RETURN (1)  EXPENSES    INCOME     WAIVER   (000S OMITTED)
----------------------     ----------  --------  ----------  --------  --------------
CASH PORTFOLIO
    2003*                    1.29%      0.18%      1.29%        --%     $4,485,387
    2002                     1.87       0.18       1.87         --       5,768,493
    2001                     4.26       0.18       3.83         --       4,992,093
    2000                     6.34       0.19       6.34         --       1,098,004
    1999                     5.16       0.19       5.14         --       1,081,493
    1998                     5.49       0.15       5.47       0.19         793,200
PRIME PORTFOLIO
    2003* (A)                0.80       0.20       0.80         --         200,055
TREASURY PORTFOLIO
    2003*                    0.99       0.19       0.99         --         342,181
    2002                     1.55       0.18       1.57         --         362,188
    2001                     3.80       0.18       3.60         --         586,494
    2000                     5.71       0.20       5.72         --         377,706
    1999                     4.51       0.21       4.49         --         179,329
    1998                     4.66       0.26       4.74         --         114,726
TREASURY PLUS PORTFOLIO
    2003*                    1.04       0.18       1.04         --         605,400
    2002                     1.52       0.19       1.53         --         341,947
    2001                     3.72       0.18       3.64         --         235,597
    2000                     6.04       0.20       6.03         --         280,633
    1999 (B)                 4.79       0.21       4.78         --         282,845
U.S. GOVERNMENT
  SECURITIES PORTFOLIO
    2003*                    1.18       0.18       1.16         --         579,683
    2002                     1.76       0.18       1.77         --         451,193
    2001                     4.03       0.18       3.70         --         480,608
    2000                     6.08       0.21       6.06         --         186,613
    1999 (C)                 5.19       0.22       5.15         --         131,318
MUNICIPAL PORTFOLIO
    2003*                    0.91       0.19       0.90         --         182,994
    2002                     1.24       0.19       1.23         --          96,413
    2001 (D)                 2.14       0.23       1.87         --         124,727

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolios declare no dividends or distributions, so there are no assumed reinvestments during the period. Total return is computed on an annualized basis.

(A)  Commenced Operations June 20, 2003.
(B)  Commenced Operations January 22, 1999.
(C)  Commenced Operations June 29, 1999.
(D)  Commenced Operations April 19, 2001.

  *  Unaudited.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), collectively the "Portfolios", are separate diversified investment series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury and Municipal Portfolios do not invest in repurchase agreements.

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolios retain Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank & Trust Company ("Investors Bank") serves as

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

       custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

       Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as the sub-adviser to the Cash Portfolio and the Government Portfolio as of June 1, 2003, and to the Prime Portfolio. For its services as investment sub-adviser, Lincoln receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and
       0.06% on assets exceeding $1,000,000,000. Prior to June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) ("Opus") served as the sub-adviser to the Cash Portfolio and the Government Portfolio. For its services as investment sub-adviser Opus received an annual fee paid by Investors Bank at the same rate currently paid to Lincoln.

       M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services as investment sub-adviser, M&I receives an annual fee, computed and paid monthly by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio.

       ABN AMRO Asset Management LLC ("ABN AMRO") serves as sub-adviser to the Municipal Portfolio. For its services as investment sub-advisor ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule; 0.12% on the first $75,000,000 and 0.10% on the next $75,000,000 in assets; and 0.08% on assets exceeding $150,000,000.

       The Portfolios do not pay a fee directly to the sub-advisers for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales for the respective Portfolios for the period ended June 30, 2003 were aggregated as follows:

                                                                 COMBINED
                                                              MATURITIES AND
                                                PURCHASES          SALES
                                             ---------------  ---------------
         Cash Portfolio                      $37,219,722,952  $38,597,389,415
         Prime Portfolio                         633,364,933      439,000,000
         Treasury Portfolio                    1,068,237,172    1,089,712,216
         Treasury Plus Portfolio              69,750,274,201   69,486,946,843
         U.S. Government Portfolio             6,545,814,460    6,428,092,387
         Municipal Portfolio                     349,996,690      288,406,727

(4)   LINE OF CREDIT

       The Portfolios participate in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the Portfolios. The Municipal Portfolio had a balance of $25 million outstanding pursuant to the line of credit from January 1, 2003 through January 3, 2003. None of the Portfolios had an outstanding balance at June 30, 2003.

ITEM 2. CODE OF ETHICS.

         Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a)(1) Code of Ethics Described in Item 2: Not applicable.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Merrimac Master Portfolio

By (Signature and Title):           /s/ Paul J. Jasinski
                                    --------------------
                           Paul J. Jasinski, President and Principal
                                             Executive Officer

                           Date August 15, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ Paul J. Jasinski
                               --------------------
                               Paul J. Jasinski, President and Principal
                                                 Executive Officer

                           Date August 15, 2003



By (Signature and Title):  /s/ John F. Pyne
                               --------------------
                               John F. Pyne, Treasurer and Principal
                                             Financial Officer

                           Date August 15, 2003